CONSOLIDATED BALANCE SHEETS SFr in Millions, $ in Millions		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Non-current assets
Property, plant & equipment	[1],[2]	$ 3,113	$ 2,800
Right-of-use assets	[1],[2]	324	79
Goodwill		8,905	8,899
Intangible assets other than goodwill		10,231	10,679
Deferred tax assets		354	670
Financial assets		307	388
Other non-current assets		185	148
Total non-current assets		23,419	23,663
Current assets
Inventories		1,505	1,440
Trade receivables		1,390	1,253
Receivables from former parent		0	20
Income tax receivables		17	33
Other financial receivables from former parent		0	39
Cash and cash equivalents		822	227
Other current assets		502	387
Total current assets		4,236	3,399
Total assets		27,655	27,062
Equity
Invested capital		0	22,639
Share capital		20	0
Reserves		19,283	0
Total equity	[3]	19,303	22,639
Non-current liabilities
Financial debts	[1],[2]	3,218	0
Lease liabilities	[1],[2]	280	89
Deferred tax liabilities		1,386	1,528
Provisions and other non-current liabilities		1,168	913
Total non-current liabilities		6,052	2,530
Current liabilities
Trade payables		833	663
Payables to former parent		0	85
Financial debts		261	47
Lease liabilities		61	0
Other financial liabilities to former parent		0	67
Current income tax liabilities		107	151
Provisions and other current liabilities		1,038	880
Total current liabilities		2,300	1,893
Total liabilities		8,352	4,423
Total equity and liabilities		$ 27,655	$ 27,062

[1]
Alcon adopted IFRS 16, Leases as of January 1, 2019 using the modified retrospective approach as described in Notes 3 and 16 to these Consolidated Financial Statements. Under the modified retrospective approach, comparative information was not restated.

[2]
The December 31, 2018 balances previously reported for a finance lease liability and corresponding asset of $89 million and $79 million, respectively, have been reclassified from "Non-current financial debts" and "Property, Plant, & Equipment" to "Non-current lease liabilities" and "Right-of-use assets", respectively.

[3]	"Former parent net investment" and "Equity" were previously presented as "Retained earnings" and "Invested capital", respectively, and were renamed upon the execution of the Spin-off.